Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contract revenue:
Leasing, net	$ 59	$ 53
Contract expenses:
Customer acquisition	3,616	5,918
Contract loss	(3,653)	(5,084)
Operating expense	9,793	10,789
Proxy contest expense		1,186
Goodwill impairment	1,338
Litigation	187	327
Operating loss	(14,971)	(17,386)
Change in fair value of derivative liabilities and loss on debt extinguishment	(27,134)	(379)
Amortization of debt discount and deferred loan costs	(1,042)	(3)
Other income	1,063	68
Net loss	$ (42,084)	$ (17,700)
Net loss per share:
Basic and Diluted (in dollars per share)	$ (1.18)	$ (2.55)
Weighted-average shares outstanding:
Basic and Diluted (in shares)	35,618	6,950
Sale and installation of solar energy systems
Contract revenue:
Contract revenue for service and sale and installation of solar energy systems	$ 11,511	$ 14,030
Contract expenses:
Contract expenses for service & Installation of solar energy systems	11,177	13,135
Service
Contract revenue:
Contract revenue for service and sale and installation of solar energy systems	1,159	1,509
Contract expenses:
Contract expenses for service & Installation of solar energy systems	$ 1,589	$ 1,623